Finance Lease Receivables - Disclosure of changes in finance lease receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Finance Lease Receivables [Abstract]
Finance lease receivable, beginning of year	$ 136,928	$ 1,158,384
Investment derecognized	0	(971,226)
Lease payments received	(53,283)	(53,764)
Interest income recognized	8,282	3,534
Finance lease receivable, end of year	91,927	136,928
Current portion of Finance Lease Receivable	57,982	45,473
Long Term Portion of Finance Lease Receivable	$ 33,945	$ 91,455